Financial risk management - ECLs (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Trade receivables	€ 6,165	€ 6,107
Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Trade receivables	6,254	6,225
Gross carrying amount | Credit-impaired
Disclosure of detailed information about financial instruments [line items]
Trade receivables	173	145
Impairment loss allowance
Disclosure of detailed information about financial instruments [line items]
Trade receivables	€ 89	€ 118
Grade 1 to 4, Low Risk
Disclosure of detailed information about financial instruments [line items]
Weighted-average loss rate	0.20%	0.20%
Trade receivables	€ 3,056	€ 3,098
Grade 1 to 4, Low Risk | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Trade receivables	3,061	3,103
Grade 1 to 4, Low Risk | Impairment loss allowance
Disclosure of detailed information about financial instruments [line items]
Trade receivables	€ 5	€ 5
Grade 5 to 7, Fair Risk
Disclosure of detailed information about financial instruments [line items]
Weighted-average loss rate	1.30%	1.30%
Trade receivables	€ 2,634	€ 2,750
Grade 5 to 7, Fair Risk | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Trade receivables	2,674	2,787
Grade 5 to 7, Fair Risk | Impairment loss allowance
Disclosure of detailed information about financial instruments [line items]
Trade receivables	€ 40	€ 37
Grade 8 to 9, Substandard
Disclosure of detailed information about financial instruments [line items]
Weighted-average loss rate	7.00%	7.00%
Trade receivables	€ 472	€ 121
Grade 8 to 9, Substandard | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Trade receivables	508	130
Grade 8 to 9, Substandard | Impairment loss allowance
Disclosure of detailed information about financial instruments [line items]
Trade receivables	€ 36	€ 9
Grade 10 Doubtful
Disclosure of detailed information about financial instruments [line items]
Weighted-average loss rate	25.00%	25.00%
Trade receivables	€ 3	€ 138
Grade 10 Doubtful | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Trade receivables	4	184
Grade 10 Doubtful | Impairment loss allowance
Disclosure of detailed information about financial instruments [line items]
Trade receivables	€ 1	€ 46
Grade 11 Loss
Disclosure of detailed information about financial instruments [line items]
Weighted-average loss rate	100.00%	100.00%
Grade 11 Loss | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Trade receivables	€ 7	€ 21
Grade 11 Loss | Impairment loss allowance
Disclosure of detailed information about financial instruments [line items]
Trade receivables	€ 7	€ 21